Significant Accounting Policies	6 Months Ended	12 Months Ended
	Jan. 31, 2023	Jul. 31, 2022
Accounting Policies [Abstract]
Significant Accounting Policies

Note 2—Significant Accounting Policies

Reverse Stock Split

The Board of Directors of the Company approved a reverse stock split of the Company’s authorized, issued and outstanding shares of common stock at a ratio of 1-for-22 (the “Reverse Stock Split”). The Reverse Stock Split became effective on November 9, 2022 (the “Effective Date”). All share and per share amounts for all periods presented in the accompanying condensed consolidated financial statements and notes thereto have been adjusted, on a retrospective basis, to reflect the Reverse Stock Split, unless otherwise stated. The number of authorized shares were also proportionately adjusted and the par value remained unaffected.

Principles of Consolidation

The accompanying condensed consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary, OncoSec Medical Australia PTY LTD. All significant intercompany accounts and transactions have been eliminated in consolidation.

Reclassifications

Certain prior year amounts in the condensed consolidated financial statements and the notes thereto have been reclassified where necessary to conform to the current year presentation. These reclassifications did not affect the prior period total assets, total liabilities, stockholders’ equity (deficit), net loss or net cash used in operating activities.

Use of Estimates

The accompanying condensed consolidated financial statements have been prepared in conformity with U.S. GAAP, which requires Management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Significant accounting estimates related to the Company’s ability to continue as a going concern and certain calculations related to that determination. The Company bases its estimates on historical experience and on various other assumptions that it believes are reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. On an ongoing basis, the Company reviews its estimates to ensure that they appropriately reflect changes in the business or as new information becomes available. Actual results may differ from these estimates.

Segment Reporting

The Company operates in a single industry segment—the discovery and development of novel immunotherapeutic product candidates to improve treatment options for patients and physicians, intended to treat a wide range of oncology indications.

Cash and Cash Equivalents

The Company considers all highly liquid investments that are readily convertible into cash and have an original maturity of three months or less at the time of purchase to be cash equivalents.

Concentrations and Credit Risk

The Company maintains cash balances at a small number of financial institutions in both the United States and Australia and such balances commonly exceed the $250,000 amount insured by the Federal Deposit Insurance Corporation and $250,000 AUD (approximately $177,000 USD) insured by the Australian Financial Claims Scheme. The Company has not experienced any losses in such accounts and Management believes that the Company does not have significant credit risk with respect to such cash and cash equivalents.

Property and Equipment

The Company’s capitalization threshold is $5,000 for property and equipment. The cost of property and equipment is depreciated on a straight-line basis over the estimated useful lives of the related assets. The useful lives of property and equipment for the purpose of computing depreciation are as follows:

Computers and equipment:	3 to 10 years
Computer software:	1 to 3 years
Office furniture:	3 to 5 years
Leasehold improvements:	Shorter of lease period or useful life

Construction-in-progress is stated at cost, which relates to the cost of equipment not yet placed into service. No depreciation expense is recorded on construction-in-progress until such time as the relevant assets are completed and put into use.

Intangible Assets

Definite life intangible assets include a license. Intangible assets are recorded at cost. License agreement cost represents the fair value of the license agreement on the date acquired. Intangible assets are amortized on a straight-line basis over their estimated useful life.

Impairment of Long-Lived Assets

The Company periodically assesses the carrying value of intangible and other long-lived assets, and whenever events or changes in circumstances indicate that the carrying amount of an asset might not be recoverable. The assets are considered to be impaired if the Company determines that the carrying value may not be recoverable based upon its assessment, which includes consideration of the following events or changes in circumstances:

●	the asset’s ability to continue to generate income from operations and positive cash flow in future periods;

●	loss of legal ownership or title to the asset(s);

●	significant changes in the Company’s strategic business objectives and utilization of the asset(s); and

●	the impact of significant negative industry or economic trends.

If the assets are considered to be impaired, the impairment recognized is the amount by which the carrying value of the assets exceeds the fair value of the assets. Fair value is determined by the application of discounted cash flow models to project cash flows from the assets. In addition, the Company bases estimates of the useful lives and related amortization or depreciation expense on its subjective estimate of the period the assets will generate revenue or otherwise be used by it. Assets to be disposed of are reported at the lower of the carrying amount or fair value, less selling costs. The Company also periodically reviews the lives assigned to long-lived assets to ensure that the initial estimates do not exceed any revised estimated periods from which the Company expects to realize cash flows from its assets.

Research and Development Expenses

Research and development expenses consist of costs incurred for internal projects, as well as partner-funded collaborative research and development activities. These costs include direct and research-related overhead expenses, which include salaries, stock-based compensation and other personnel-related expenses, facility costs, supplies, depreciation of facilities and laboratory equipment, as well as research consultants and the cost of funding research at universities and other research institutions, and are expensed as incurred. Costs to acquire technologies that are utilized in research and development that have no alternative future use, are expensed when incurred. In accordance with Accounting Standards Codification (“ASC”) 730-20, the Company accounts for upfront, non-refundable research and development payments received from a related party as a long-term liability as there has not been a substantive and genuine transfer of risk and there is a presumption that the Company is obligated to repay the related party.

Accruals for Research and Development Expenses and Clinical Trials

The Company is required to estimate its expenses resulting from its obligations under contracts with vendors, clinical research organizations and consultants and under clinical site agreements in connection with conducting clinical trials. The financial terms of these contracts vary from contract to contract and may result in payment terms that do not match the periods over which materials or services are provided under such contracts. The Company accounts for these expenses in its financial statements by matching those expenses with the period in which services are performed and efforts are expended. The Company determines accrual estimates through financial models and takes into account discussion with applicable personnel and outside service providers as to the progress of clinical trials, or the services completed. The Company makes estimates of its accrued expenses as of each balance sheet date based on the facts and circumstances known to it at that time. The Company’s clinical trial accruals are dependent upon the timely and accurate reporting of contract research organizations and other third-party vendors. During the course of a clinical trial, the Company adjusts its clinical expense recognition if actual results differ from its estimates.

Fair Value of Financial Instruments

The carrying amounts for cash and cash equivalents, prepaid expenses, accounts payable and accrued expenses and notes payable approximate fair value due to the short-term nature of these instruments. It is Management’s opinion that the Company is not exposed to significant interest, currency, or credit risks arising from its other financial instruments and that their fair values approximate their carrying values except where expressly disclosed.

The accounting standard for fair value measurements provides a framework for measuring fair value and requires disclosures regarding fair value measurements. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, based on the Company’s principal or, in the absence of a principal, most advantageous market for the specific asset or liability.

The Company uses a three-tier fair value hierarchy to classify and disclose all assets and liabilities measured at fair value on a recurring basis, as well as assets and liabilities measured at fair value on a non-recurring basis, in periods subsequent to their initial measurement. The hierarchy requires the Company to use observable inputs when available, and to minimize the use of unobservable inputs, when determining fair value.

The three tiers are defined as follows:

●	Level 1—Observable inputs that reflect quoted market prices (unadjusted) for identical assets or liabilities in active markets at the measurement date. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these products does not entail a significant degree of judgment.

●	Level 2—Observable inputs other than quoted prices in active markets that are observable either directly or indirectly in the marketplace for identical or similar assets and liabilities.

●	Level 3—Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The development and determination of the unobservable inputs for Level 3 fair value measurements and fair value calculations are the responsibility of the Company’s Management.

Changes in fair value measurements categorized within Level 3 of the fair value hierarchy are analyzed each period based on changes in estimates or assumptions and recorded as appropriate.

The Company had no assets or liabilities that required remeasurement on a recurring basis as of January 31, 2023 and July 31, 2022.

Warrants

The Company assesses its warrants as either equity or a liability based upon the characteristics and provisions of each instrument. Warrants classified as equity are recorded at fair value as of the date of issuance on the Company’s balance sheet and no further adjustments to their valuation are made. Warrants classified as derivative liabilities and other derivative financial instruments that require separate accounting as liabilities are recorded on the Company’s balance sheet at their fair value on the date of issuance and are re-measured on each subsequent balance sheet date until such instruments are exercised or expire, with any changes in the fair value between reporting periods recorded as other income or expense. Management estimates the fair value of these liabilities using option pricing models and assumptions that are based on the individual characteristics of the warrants or other instruments on the valuation date, as well as assumptions for future financings, expected volatility, expected life, yield and risk-free interest rate. As of January 31, 2023 and July 31, 2022, all outstanding warrants issued by the Company were classified as equity.

Net Loss Per Share

The Company computes basic net loss per common share by dividing the applicable net loss by the weighted-average number of common shares outstanding during the period. Diluted earnings per share is computed by dividing the applicable net loss by the weighted-average number of common shares outstanding during the period plus additional shares to account for the dilutive effect of potential future issuances of common stock relating to stock options and other potentially dilutive securities using the treasury stock method.

The Company did not include shares underlying stock options, restricted stock units and warrants issued and outstanding during any of the periods presented in the computation of net loss per share, as the effect would have been anti-dilutive. The following potentially dilutive outstanding securities were excluded from diluted net loss per share because of their anti-dilutive effect:

	For the Three and Six Months Ended	For the Three and Six Months Ended
	January 31, 2023	January 31, 2022
Stock options	118,979	110,794
Restricted stock units	49	4,008
Warrants	1,242,564	77,554
Convertible note – related party	360,589	-
Total	1,722,181	192,356

Stock-Based Compensation

The Company grants equity-based awards (typically stock options or restricted stock units) under its stock-based compensation plan and occasionally outside of its stock-based compensation plan, with terms generally similar to the terms under the Company’s stock-based compensation plan. The Company estimates the fair value of stock option awards using the Black-Scholes option valuation model. For employees, directors and consultants, the fair value of the award is measured on the grant date. The fair value amount is then recognized over the period during which services are required to be provided in exchange for the award, usually the vesting period. The Black-Scholes option valuation model requires the input of subjective assumptions, including price volatility of the underlying stock, risk-free interest rate, dividend yield, and expected life of the option. The Company estimates the fair value of restricted stock unit awards based on the closing price of the Company’s common stock on the date of grant.

Employee Stock Purchase Plan

Employees may elect to participate in the Company’s stockholder-approved employee stock purchase plan. The stock purchase plan allows for the purchase of the Company’s common stock at not less than 85% of the lesser of (i) the fair market value of a share of common stock on the beginning date of the offering period and (ii) the fair market value of a share of common stock on the purchase date of the offering period, subject to a share and dollar limit as defined in the plan and subject to the applicable legal requirements. There are two six-month offering periods during each fiscal year, ending on January 31 and July 31.

In accordance with applicable accounting guidance, the fair value of awards under the stock purchase plan is calculated at the beginning of each offering period. The Company estimates the fair value of the awards using the Black-Scholes option valuation model. The Black-Scholes option valuation model requires the input of subjective assumptions, including price volatility of the underlying stock, risk-free interest rate, dividend yield, and the offering period. This fair value is then amortized at the beginning of the offering period. Stock-based compensation expense is based on awards expected to be purchased at the beginning of the offering period, and therefore is reduced when participants withdraw during the offering period.

Leases

The Company determines if an arrangement is a lease at inception. Operating lease right of use (“ROU”) assets represent the Company’s right to use an underlying asset during the lease term, and operating lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Operating leases are included in ROU assets, current operating lease liabilities, and long-term operating lease liabilities on the Company’s condensed consolidated balance sheets.

Lease ROU assets and lease liabilities are initially recognized based on the present value of the future minimum lease payments over the lease term at commencement date calculated using the Company’s incremental borrowing rate applicable to the lease asset, unless the implicit rate is readily determinable. ROU assets also include any lease payments made at or before lease commencement and exclude any lease incentives received. The Company’s lease terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option. Leases with a term of 12 months or less are not recognized on the condensed consolidated balance sheets. The Company’s leases do not contain any residual value guarantees. Lease expense for minimum lease payments is recognized on a straight-line basis over the lease term. The Company accounts for lease and non-lease components as a single lease component for all its leases.

Foreign Currency Translation

The Company uses the U.S. Dollar as the reporting currency for its financial statements. Functional currency is the currency of the primary economic environment in which an entity operates. The functional currency of the Company’s wholly owned subsidiary is the Australian dollar.

Assets and liabilities of the Company’s subsidiary are translated into U.S. Dollars at period-end foreign exchange rates, and revenues and expenses are translated at average rates prevailing throughout the period. Translation adjustments are included in “Accumulated other comprehensive income” as a separate component of stockholders’ equity, and in the “Effect of exchange rate changes on cash and cash equivalents,” on the Company’s condensed consolidated statements of cash flows. Transaction gains and losses including intercompany transactions denominated in a currency other than the functional currency of the entity involved are included in “Foreign currency exchange gain (loss), net” on the Company’s condensed consolidated statements of operations.

Accumulated Other Comprehensive Income (Loss)

Accumulated other comprehensive income (loss) includes foreign currency translation adjustments related to the Company’s subsidiary in Australia and is excluded from the accompanying condensed consolidated statements of operations.

Australia Research and Development Tax Credit

The Company’s wholly-owned Australian subsidiary incurs research and development expenses, primarily in the course of conducting clinical trials. The Company’s Australian research and development activities qualify for the Australian government’s tax credit program, which provides a 48.5% credit for qualifying research and development expenses. The tax credit does not depend on the Company’s generation of future taxable income or ongoing tax status or position. Accordingly, the credit is not considered an element of income tax accounting under ASC 740 “Income Taxes” and is recorded against qualifying research and development expenses.

Recent Accounting Pronouncements

In August 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2020-06, Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging-Contracts in Entity’s Own Equity (Subtopic 815-40)-Accounting For Convertible Instruments and Contracts in an Entity’s Own Equity. The ASU simplifies accounting for convertible instruments by removing major separation models required under current GAAP. Consequently, more convertible debt instruments will be reported as a single liability instrument with no separate accounting for embedded conversion features. The ASU removes certain settlement conditions that are required for equity contracts to qualify for the derivative scope exception, which will permit more equity contracts to qualify for it. The ASU also simplifies the diluted net income per share calculation in certain areas. The new guidance is effective for annual and interim periods beginning after December 15, 2021, and early adoption is permitted for fiscal years beginning after December 15, 2020, and interim periods within those fiscal years. The Company adopted ASU 2020-06 on August 1, 2022, and the adoption of ASU 2020-06 did not have an impact on our condensed consolidated financial statements and disclosures.

No other recent accounting pronouncements are anticipated to have an impact on or related to the Company’s financial condition, results of operations, or related disclosures.

Note 2 – Significant Accounting Policies

Reverse Stock Split

The Board of Directors of the Company approved a reverse stock split of the Company’s authorized, issued and outstanding shares of common stock at a ratio of 1-for-22 (the “Reverse Stock Split”). The Reverse Stock Split became effective on November 9, 2022 (the “Effective Date”). All share and per share amounts for all periods presented in the accompanying consolidated financial statements and notes thereto have been adjusted, on a retrospective basis, to reflect the Reverse Stock Split, unless otherwise stated. The number of authorized shares were also proportionately adjusted and the par value remained unaffected.

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary, OncoSec Medical Australia PTY LTD. All significant intercompany accounts and transactions have been eliminated in consolidation.

Use of Estimates

The accompanying consolidated financial statements have been prepared in conformity with U.S. GAAP, which requires Management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Significant accounting estimates related to the Company’s ability to continue as a going concern and certain calculations related to that determination. The Company bases its estimates on historical experience and on various other assumptions that it believes are reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. On an ongoing basis, the Company reviews its estimates to ensure that they appropriately reflect changes in the business or as new information becomes available. Actual results may differ from these estimates.

Segment Reporting

The Company operates in a single industry segment—the discovery and development of novel immunotherapeutic product candidates to improve treatment options for patients and physicians, intended to treat a wide range of oncology indications.

Cash and Cash Equivalents

The Company considers all highly liquid investments that are readily convertible into cash and have an original maturity of three months or less at the time of purchase to be cash equivalents.

Concentrations and Credit Risk

The Company maintains cash balances at a small number of financial institutions in both the United States and Australia and such balances commonly exceed the $250,000 amount insured by the Federal Deposit Insurance Corporation and $250,000 AUD (approximately $175,000 USD) insured by the Australian Financial Claims Scheme. The Company has not experienced any losses in such accounts and Management believes that the Company does not have significant credit risk with respect to such cash and cash equivalents.

Property and Equipment

The Company’s capitalization threshold is $5,000 for property and equipment. The cost of property and equipment is depreciated on a straight-line basis over the estimated useful lives of the related assets. The useful lives of property and equipment for the purpose of computing depreciation are as follows:

Computers and equipment:	3 to 10 years
Computer software:	1 to 3 years
Leasehold improvements:	Shorter of lease period or useful life

Construction-in-progress is stated at cost, which relates to the cost of equipment not yet placed into service. No depreciation expense is recorded on construction-in-progress until such time as the relevant assets are completed and put into use.

Intangible Assets

Definite life intangible assets include a license. Intangible assets are recorded at cost. License agreement cost represents the fair value of the license agreement on the date acquired. Intangible assets are amortized on a straight-line basis over their estimated useful life.

Impairment of Long-Lived Assets

The Company periodically assesses the carrying value of intangible and other long-lived assets, and whenever events or changes in circumstances indicate that the carrying amount of an asset might not be recoverable. The assets are considered to be impaired if the Company determines that the carrying value may not be recoverable based upon its assessment, which includes consideration of the following events or changes in circumstances:

●	the asset’s ability to continue to generate income from operations and positive cash flow in future periods;

●	loss of legal ownership or title to the asset(s);

●	significant changes in the Company’s strategic business objectives and utilization of the asset(s); and

●	the impact of significant negative industry or economic trends.

If the assets are considered to be impaired, the impairment recognized is the amount by which the carrying value of the assets exceeds the fair value of the assets. Fair value is determined by the application of discounted cash flow models to project cash flows from the assets. In addition, the Company bases estimates of the useful lives and related amortization or depreciation expense on its subjective estimate of the period the assets will generate revenue or otherwise be used by it. Assets to be disposed of are reported at the lower of the carrying amount or fair value, less selling costs. The Company also periodically reviews the lives assigned to long-lived assets to ensure that the initial estimates do not exceed any revised estimated periods from which the Company expects to realize cash flows from its assets.

Research and Development Expenses

Research and development expenses consist of costs incurred for internal projects, as well as partner-funded collaborative research and development activities. These costs include direct and research-related overhead expenses, which include salaries, stock-based compensation and other personnel-related expenses, facility costs, supplies, depreciation of facilities and laboratory equipment, as well as research consultants and the cost of funding research at universities and other research institutions, and are expensed as incurred. Costs to acquire technologies that are utilized in research and development that have no alternative future use, are expensed when incurred. In accordance with Accounting Standards Codification (“ASC”) 730-20, the Company accounts for upfront, non-refundable research and development payments received from a related party as a long-term liability as there has not been a substantive and genuine transfer of risk and there is a presumption that the Company is obligated to repay the related party.

Accruals for Research and Development Expenses and Clinical Trials

The Company is required to estimate its expenses resulting from its obligations under contracts with vendors, clinical research organizations and consultants and under clinical site agreements in connection with conducting clinical trials. The financial terms of these contracts vary from contract to contract and may result in payment terms that do not match the periods over which materials or services are provided under such contracts. The Company accounts for these expenses in its financial statements by matching those expenses with the period in which services are performed and efforts are expended. The Company determines accrual estimates through financial models and takes into account discussion with applicable personnel and outside service providers as to the progress of clinical trials, or the services completed. The Company makes estimates of its accrued expenses as of each balance sheet date based on the facts and circumstances known to it at that time. The Company’s clinical trial accruals are dependent upon the timely and accurate reporting of contract research organizations and other third-party vendors. During the course of a clinical trial, the Company adjusts its clinical expense recognition if actual results differ from its estimates.

Fair Value of Financial Instruments

The carrying amounts for cash and cash equivalents, prepaid expenses, accounts payable and accrued expenses and notes payable approximate fair value due to the short-term nature of these instruments. It is Management’s opinion that the Company is not exposed to significant interest, currency, or credit risks arising from its other financial instruments and that their fair values approximate their carrying values except where expressly disclosed.

The accounting standard for fair value measurements provides a framework for measuring fair value and requires disclosures regarding fair value measurements. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, based on the Company’s principal or, in the absence of a principal, most advantageous market for the specific asset or liability.

The Company uses a three-tier fair value hierarchy to classify and disclose all assets and liabilities measured at fair value on a recurring basis, as well as assets and liabilities measured at fair value on a non-recurring basis, in periods subsequent to their initial measurement. The hierarchy requires the Company to use observable inputs when available, and to minimize the use of unobservable inputs, when determining fair value.

The three tiers are defined as follows:

●	Level 1—Observable inputs that reflect quoted market prices (unadjusted) for identical assets or liabilities in active markets at the measurement date. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these products does not entail a significant degree of judgment.

●	Level 2—Observable inputs other than quoted prices in active markets that are observable either directly or indirectly in the marketplace for identical or similar assets and liabilities.

●	Level 3—Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The development and determination of the unobservable inputs for Level 3 fair value measurements and fair value calculations are the responsibility of the Company’s Management.

Changes in fair value measurements categorized within Level 3 of the fair value hierarchy are analyzed each period based on changes in estimates or assumptions and recorded as appropriate.

The Company had no assets or liabilities that required remeasurement on a recurring basis as of July 31, 2022 and July 31, 2021.

Warrants

The Company assesses its warrants as either equity or a liability based upon the characteristics and provisions of each instrument. Warrants classified as equity are recorded at fair value as of the date of issuance on the Company’s balance sheet and no further adjustments to their valuation are made. Warrants classified as derivative liabilities and other derivative financial instruments that require separate accounting as liabilities are recorded on the Company’s balance sheet at their fair value on the date of issuance and are re-measured on each subsequent balance sheet date until such instruments are exercised or expire, with any changes in the fair value between reporting periods recorded as other income or expense. Management estimates the fair value of these liabilities using option pricing models and assumptions that are based on the individual characteristics of the warrants or other instruments on the valuation date, as well as assumptions for future financings, expected volatility, expected life, yield and risk-free interest rate. As of July 31, 2022 and July 31, 2021, all outstanding warrants issued by the Company were classified as equity.

Net Loss Per Share

The Company computes basic net loss per common share by dividing the applicable net loss by the weighted-average number of common shares outstanding during the period. Diluted earnings per share is computed by dividing the applicable net loss by the weighted-average number of common shares outstanding during the period plus additional shares to account for the dilutive effect of potential future issuances of common stock relating to stock options and other potentially dilutive securities using the treasury stock method.

The Company did not include shares underlying stock options, restricted stock units and warrants issued and outstanding during any of the periods presented in the computation of net loss per share, as the effect would have been anti-dilutive. The following potentially dilutive outstanding securities were excluded from diluted net loss per share because of their anti-dilutive effect:

	July 31, 2022	July 31, 2021
Stock options	133,973	141,438
Restricted stock units	2,710	20,125
Warrants	77,554	77,554
Total	214,237	239,117

Stock-Based Compensation

The Company grants equity-based awards (typically stock options or restricted stock units) under its stock-based compensation plan and occasionally outside of its stock-based compensation plan, with terms generally similar to the terms under the Company’s stock-based compensation plan. The Company estimates the fair value of stock option awards using the Black-Scholes option valuation model. For employees, directors and consultants, the fair value of the award is measured on the grant date. The fair value amount is then recognized over the period during which services are required to be provided in exchange for the award, usually the vesting period. The Black-Scholes option valuation model requires the input of subjective assumptions, including price volatility of the underlying stock, risk-free interest rate, dividend yield, and expected life of the option. The Company estimates the fair value of restricted stock unit awards based on the closing price of the Company’s common stock on the date of grant.

Employee Stock Purchase Plan

Employees may elect to participate in the Company’s stockholder-approved employee stock purchase plan. The stock purchase plan allows for the purchase of the Company’s common stock at not less than 85% of the lesser of (i) the fair market value of a share of common stock on the beginning date of the offering period and (ii) the fair market value of a share of common stock on the purchase date of the offering period, subject to a share and dollar limit as defined in the plan and subject to the applicable legal requirements. There are two six-month offering periods during each fiscal year, ending on January 31 and July 31.

In accordance with applicable accounting guidance, the fair value of awards under the stock purchase plan is calculated at the beginning of each offering period. The Company estimates the fair value of the awards using the Black-Scholes option valuation model. The Black-Scholes option valuation model requires the input of subjective assumptions, including price volatility of the underlying stock, risk-free interest rate, dividend yield, and the offering period. This fair value is then amortized at the beginning of the offering period. Stock-based compensation expense is based on awards expected to be purchased at the beginning of the offering period, and therefore is reduced when participants withdraw during the offering period.

Leases

The Company determines if an arrangement is a lease at inception. Operating lease right of use (“ROU”) assets represent the Company’s right to use an underlying asset during the lease term, and operating lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Operating leases are included in ROU assets, current operating lease liabilities, and long-term operating lease liabilities on the Company’s consolidated balance sheets.

Lease ROU assets and lease liabilities are initially recognized based on the present value of the future minimum lease payments over the lease term at commencement date calculated using the Company’s incremental borrowing rate applicable to the lease asset, unless the implicit rate is readily determinable. ROU assets also include any lease payments made at or before lease commencement and exclude any lease incentives received. The Company’s lease terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option. Leases with a term of 12 months or less are not recognized on the consolidated balance sheets. The Company’s leases do not contain any residual value guarantees. Lease expense for minimum lease payments is recognized on a straight-line basis over the lease term. The Company accounts for lease and non-lease components as a single lease component for all its leases.

Foreign Currency Translation

The Company uses the U.S. Dollar as the reporting currency for its financial statements. Functional currency is the currency of the primary economic environment in which an entity operates. The functional currency of the Company’s wholly owned subsidiary is the Australian dollar.

Assets and liabilities of the Company’s subsidiary are translated into U.S. Dollars at period-end foreign exchange rates, and revenues and expenses are translated at average rates prevailing throughout the period. Translation adjustments are included in “Accumulated other comprehensive income” as a separate component of stockholders’ equity, and in the “Effect of exchange rate changes on cash,” on the Company’s consolidated statements of cash flows. Transaction gains and losses including intercompany transactions denominated in a currency other than the functional currency of the entity involved are included in “Foreign currency exchange gain (loss), net” on the Company’s consolidated statements of operations.

Accumulated Other Comprehensive Income (Loss)

Accumulated other comprehensive income (loss) includes foreign currency translation adjustments related to the Company’s subsidiary in Australia and is excluded from the accompanying consolidated statements of operations.

Australia Research and Development Tax Credit

The Company’s wholly-owned Australian subsidiary incurs research and development expenses, primarily in the course of conducting clinical trials. The Company’s Australian research and development activities qualify for the Australian government’s tax credit program, which provides a 43.5% credit for qualifying research and development expenses. The tax credit does not depend on the Company’s generation of future taxable income or ongoing tax status or position. Accordingly, the credit is not considered an element of income tax accounting under ASC 740 “Income Taxes” and is recorded against qualifying research and development expenses.

The CARES Act

On March 27, 2020, the president signed into law the Coronavirus Aid, Relief and Economic Security Act (“CARES Act”) providing nearly $2 trillion in economic relief to eligible businesses impacted by the coronavirus outbreak. The CARES Act, among other things, includes provisions relating to refundable payroll tax credits, deferment of employer social security payments, net operating loss (“NOL”) utilization and carryback periods, modifications to the net interest deduction limitations and technical corrections to tax depreciation methods for qualified improvement property. In addition to the loan under the Paycheck Protection Program (the “PPP”) under the CARES Act received in April 2020 (see Note 5), the Company continues to review, and intends to seek, any other available potential benefits under the CARES Act as well as any future legislation signed into law during 2022. Other than the forgiveness of the PPP loan, the effects of the CARES Act did not have a significant impact on the Company’s consolidated financial statements during the year ended July 31, 2022 and 2021.

Recent Accounting Pronouncements

No recent accounting pronouncements are anticipated to have an impact on or related to the Company’s financial condition, results of operations, or related disclosures.